[AETNA LETTERHEAD]                                       Aetna Inc.
[AETNA LOGO]                                             151 Farmington Avenue
                                                         Hartford, CT 06156-8975


                                                         Gina M. Butch
                                                         Paralegal
                                                         AFS Law, TS31
May 1, 2000                                              (860) 273-0701
                                                         Fax: (860) 273-9407


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: State University of New York
     File Nos.: 33-81216 and 811-2513
     Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus contained in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 ("Amendment No. 14") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 14 which was declared effective on May 1, 2000. The text of Amendment No. 14 was filed electronically on April 11, 2000.

If you have any questions regarding this submission, please call the undersigned at 860-273-0701.

Very truly yours,

/s/  Gina M. Butch

Gina M. Butch